Cover Page Document	Jun. 11, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 11, 2020
Entity Registrant Name	W. P. Carey Inc.
Entity Incorporation, State or Country Code	MD
Entity File Number	001-13779
Entity Tax Identification Number	45-4549771
Entity Address, Street Address	50 Rockefeller Plaza,
Entity Address, City	New York,
Entity Address, State	NY
Entity Address, Postal Zip Code	10020
City Area Code	212
Local Phone Number	492-1100
Title of each class	Common Stock, $0.001 Par Value
Trading Symbol	WPC
Name of each exchange on which registered	NYSE
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001025378
Amendment Flag	false